Label	Element	Value
Valkyrie Bitcoin Miners ETF | Core Scientific, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.00%
Valkyrie Bitcoin Miners ETF | Iris Energy, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.00%
Valkyrie Bitcoin Miners ETF | Cleanspark, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.30%
Valkyrie Bitcoin Miners ETF | Cipher Mining, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.30%
Valkyrie Bitcoin Miners ETF | Bit Digital, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Valkyrie Bitcoin Miners ETF | Terawulf, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Valkyrie Bitcoin Miners ETF | Hut 8 Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Valkyrie Bitcoin Miners ETF | Bitdeer Technologies Group - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Valkyrie Bitcoin Miners ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Valkyrie Bitcoin Miners ETF | MARA Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Valkyrie Bitcoin Miners ETF | Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	74.40%
Valkyrie Bitcoin Miners ETF | IT Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.30%
Valkyrie Bitcoin Miners ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Valkyrie Bitcoin Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%